Trading Properties	12 Months Ended
Jun. 30, 2019
Trading properties [abstract]
Trading properties

11.	Trading properties

Changes in trading properties for the fiscal years ended June 30, 2019 and 2018 are as follows:

	Completed properties	Undeveloped sites	Total
As of June 30, 2017	3,393	212,575	215,968
Transfers	28,405	-	28,405
Disposals (i)	(30,065)	-	(30,065)
As of June 30, 2018	1,733	212,575	214,308
Additions	-	11,179	11,179
Disposals (i)	(878)	-	(878)
Transfers	809	(68,239)	(67,430)
Impairment (Note 26)	-	(32,048)	(32,048)
As of June 30, 2019	1,664	123,467	125,131

	Net book amount		Date of
Description	06.30.19	06.30.18	acquisition
Undeveloped sites:
Air space Coto	37,031	33,168	sep-97
Córdoba plot of land	30,704	55,436	may-15
Córdoba plot of land (shopping)	-	68,239	dic-06
Residential project Neuquén	55,732	55,732	may-06
Total undeveloped sites	123,467	212,575

Completed properties:
Condominios II	1,664	1,733	nov-13
Total completed properties	1,664	1,733
Total trading properties	125,131	214,308
Non-current	124,021	213,147
Current	1,110	1,161
Total	125,131	214,308

(i)	As of June 30, 2019 and 2018, the sales properties costs were charged to "Costs" in the Statements of Comprehensive Income. (See Note 25)

During the fiscal years ended June 30, 2019 and 2018 no borrowing costs were capitalized.

None of the Group's trading properties have been mortgaged or otherwise restricted to secure the Group's borrowings and other payables.